Property and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property and equipment
8	Property and equipment

	12/31/2021
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipaments and tools	Work of arts and others	Total

Cost
At January 1, 2021	10,465	46,895	5,802	9,985	861	74,008
Acquisitions, net of disposals	1,155	666	577	127	(72)	2,453
Foreign Exchange variations of property and equipment abroad	—	1,463	—	420	—	1,883

At December 31, 2021	11,620	49,024	6,379	10,532	789	78,344

Accumulated depreciation
At January 1, 2021	(6,795)	(37,831)	(5,264)	(9,075)	—	(58,965)
Annual depreciation	(849)	(2,119)	(227)	(222)	—	(3,417)
Disposals	—	—	168	—	—	168
Foreign Exchange variations of property and equipment abroad	—	(1,439)	—	(397)	—	(1,839)

At December 31, 2021	(7,644)	(41,839)	(5,323)	(9,694)	—	(64,050)

Net book value
At January 1, 2021	3,670	9,064	538	910	861	15,043

At December 31, 2021	3,976	7,635	1,056	838	789	14,294

Annual depreciation rate - %	10	From 10 to 20	20	10
Extension options in offices leases have not been included in the lease liability, because the Group could replace the assets without significant cost or business disruption.

	12/31/2020
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipaments and tools	Work of arts and others	Total

Cost
At January 1, 2020	9,003	42,534	5,560	8,459	785	66,341
Aquisitions	1,462	—	242	235	76	2,015
Foreign Exchange variations of property and equipment abroad	—	4,361	—	1,291	—	5,652

At December 31, 2020	10,465	46,895	5,802	9,985	861	74,008

Accumulated depreciation
At January 1, 2020	(6,008)	(31,751)	(4,913)	(7,257)	—	(49,929)
Annual depreciation	(787)	(1,580)	(351)	(638)	—	(3,356)
Foreign Exchange variations of property and equipment abroad	—	(4,500)	—	(1,180)	—	(5,680)

At December 31, 2020	(6,795)	(37,831)	(5,264)	(9,075)	—	(58,965)

Net book value
At January 1, 2020	2,995	10,783	647	1,202	785	16,412

At December 31, 2020	3,670	9,064	538	910	861	15,043

Annual depreciation rate - %	10	From 10 to 20	20	10